Jun. 16, 2017
Principal Funds, Inc.

Supplement dated June 16, 2017
to the Statutory Prospectus dated March 1, 2017, as revised on May 2, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Diversified International Account
DIVERSIFIED INTERNATIONAL FUND
In the Principal Investment Strategies section, delete the second sentence and replace it with the following:
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries.